Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Income tax benefit / federal statutory rate	$ (27,407)	$ (5,072)	$ (3,437)
State and local taxes — net of federal benefit	(960)	(667)	275
Increase in valuation allowance	280	20	140
Increase in valuation allowance — impact of U.S. tax reform			902
Stock-based compensation	19,344	685	558
State tax law change			1,453
Deferred impact of U.S. tax reform rate change			(23,409)
Non-deductible transaction costs	411	407
Executive compensation	235
Federal research and development credit	(465)
Meals and entertainment	262	350	206
Other	22	322	200
Income tax benefit	$ (8,278)	$ (3,955)	$ (23,112)
Income tax benefit / federal statutory rate	21.00%	21.00%	21.00%	35.00%
State and local taxes - net of federal benefit	0.60%	2.80%	(1.70%)
Increase in valuation allowance	(0.20%)	(0.10%)	(0.90%)
Increase in valuation allowance - impact of U.S. tax reform			(5.50%)
Stock-based compensation	(14.80%)	(2.80%)	(3.40%)
State tax law change			(8.90%)
Deferred impact of U.S. tax reform rate change			143.00%
Non-deductible transaction costs	(0.30%)	(1.70%)
Executive compensation	(0.20%)
Federal research and development credit	0.40%
Meals and entertainment	(0.20%)	(1.50%)	(1.30%)
Other		(1.30%)	(1.20%)
Income tax benefit / effective tax rate	6.30%	16.40%	141.20%